CHANGES IN CONTINGENTLY REDEEMABLE NONCONTROLLING INTEREST (CRNCI)	12 Months Ended
Dec. 31, 2015
CHANGES IN CONTINGENTLY REDEEMABLE NONCONTROLLING INTEREST (CRNCI)
CHANGES IN CONTINGENTLY REDEEMABLE NONCONTROLLING INTEREST (CRNCI)

NOTE 10 — CHANGES IN CONTINGENTLY REDEEMABLE NONCONTROLLING INTEREST (CRNCI)

	Activity for
	Year Ended
	December 31,	December 31,
Changes CRNCI (Dollars in thousands)	2015	2014
Total CRNCI January 1, 2015 and 2014, respectively	$210,317	$209,007
Plus: Capital Contributions Attributable to CRNCI	2,116	1,348
Less: Return of Contributions	(36,000)	—
Less: Return of Contributions Attributable to CRNCI	(2,268)	—
Less: Net Loss Attributable to CRNCI	(900)	(38)
Total CRNCI December 31, 2015 and 2014, respectively	$173,265	$210,317